Loans payable - Bank Loans (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Bank loans	$ 52,404,153	$ 13,566,633
Bank loans
Disclosure of detailed information about borrowings [line items]
Bank loans	52,404,153	13,566,633
Short Term	2,376,335	513,992
Long Term	50,027,818	13,052,641
Device Loans
Disclosure of detailed information about borrowings [line items]
Bank loans	201,345	54,149
Short Term	141,066	39,723
Long Term	60,279	14,426
Credit Facility
Disclosure of detailed information about borrowings [line items]
Bank loans	52,036,483	13,512,484
Short Term	2,214,175	474,269
Long Term	49,822,308	13,038,215
Promissory notes
Disclosure of detailed information about borrowings [line items]
Bank loans	166,325	$ 0
Short Term	21,094
Long Term	$ 145,231